Subsequent events - Additional Information (Detail) $ in Millions, ¥ in Billions	May 29, 2026 shares	May 08, 2026 JPY (¥) shares	May 31, 2026 USD ($)
Shares Repurchased [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares for repurchase | shares		230,000,000
Total purchase price for repurchase | ¥		¥ 500
Period of repurchase start date		May 11, 2026
Period of repurchase end date		May 10, 2027
Share Cancellation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares cancelled | shares	184,494,319
Stock cancellation date	May 29, 2026
Asset Purchase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 1,600.0
Long Term Debt Recognised As Of Acquisition Date			1,900.0
Non-controlling interest as of acquisition			400.0
Content assets recognised as of acquisition			$ 3.4